Costs (Tables)	12 Months Ended
Jun. 30, 2026
Costs
Schedule of cost
	06.30.2026	06.30.2025	06.30.2024
Inventories at the beginning of the year (*)	215,862	39,146	45,035
Purchases and expenses	257,642	230,430	199,486
Currency translation adjustment	(1,434)	(884)	(1,976)
Transfers	69,694	218,085	-
Impairment	(11,940)	(25,540)	-
Incorporated by business combination (i)	210	-	-
Inventories at the end of the year (*)	(271,849)	(215,862)	(39,146)
Total costs	258,185	245,375	203,399

Schedule of composition of the groups inventories
	06.30.2026	06.30.2025
Real estate	269,762	214,231
Others	2,087	1,631
Total inventories at the end of the year (*)	271,849	215,862